Performance Management - Baron RO Large Cap ETF	May 19, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because Baron Risk Optimized Large Cap ETF had not commenced investment operations prior to the date of this Prospectus, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance. After the Fund commences investment operations, performance information will be available online at www.BaronCapitalGroup.com/daily‑prices‑and‑performance or by calling 1-800-99BARON (1‑800‑992‑2766).

Performance Information Illustrates Variability of Returns [Text]	Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	Because Baron Risk Optimized Large Cap ETF had not commenced investment operations prior to the date of this Prospectus, no performance returns are presented.
Performance Availability Website Address [Text]	www.BaronCapitalGroup.com/daily‑prices‑and‑performance
Performance Availability Phone [Text]	1-800-99BARON (1‑800‑992‑2766)